Securities - Summary of Unrealized Gains and Losses on Securities at Fair Value through Other Comprehensive Income (Detail) - CAD ($) $ in Millions	Jan. 31, 2023	Oct. 31, 2022
Disclosure of financial assets [line items]
Cost/Amortized cost	$ 99,899	$ 95,630
Gross unrealized gains	648	696
Gross unrealized losses	(2,567)	(3,435)
Fair value	97,980	92,891
Canadian government debt - issued or guaranteed, Federal [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	4,840	4,081
Gross unrealized gains	2	1
Gross unrealized losses	(258)	(301)
Fair value	4,584	3,781
Canadian government debt - issued or guaranteed, Provincial and municipal [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	2,891	2,685
Gross unrealized gains	1	6
Gross unrealized losses	(486)	(567)
Fair value	2,406	2,124
U.S. federal, state, municipal and agencies debt - issued or guaranteed [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	46,990	46,034
Gross unrealized gains	286	343
Gross unrealized losses	(1,512)	(2,019)
Fair value	45,764	44,358
Other OECD government debt - issued or guaranteed [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	7,645	5,154
Gross unrealized gains	4	7
Gross unrealized losses	(8)	(17)
Fair value	7,641	5,144
Mortgage-backed securities [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	2,816	2,985
Gross unrealized gains	2	1
Gross unrealized losses	(75)	(98)
Fair value	2,743	2,888
Asset-backed securities, CDO [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	7,538	7,741
Gross unrealized gains	3	3
Gross unrealized losses	(98)	(220)
Fair value	7,443	7,524
Asset-backed securities, Non CDO [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	485	547
Gross unrealized gains	1	0
Gross unrealized losses	(13)	(23)
Fair value	473	524
Corporate debt and other debt [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	26,020	25,852
Gross unrealized gains	41	51
Gross unrealized losses	(112)	(183)
Fair value	25,949	25,720
Equities [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	674	551
Gross unrealized gains	308	284
Gross unrealized losses	(5)	(7)
Fair value	$ 977	$ 828